Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands			12 Months Ended
	Jan. 01, 2024 CNY (¥) shares	Jan. 01, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)
Accrued Expenses and Other Current Liabilities [Line Items]
Stock option price (in Dollars per share)		$ 0.00021
Percentage of stock option vested	100.00%
Fair value of option estimated (in Yuan Renminbi) | ¥	¥ 17,516
Accrued expense and other current liabilities (in Yuan Renminbi) | ¥				¥ 17,516
Minimum [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Stock option price (in Dollars per share)			$ 0.024
Annual interest rate			0.00%
Maximum [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Stock option price (in Dollars per share)			$ 0.05018
Annual interest rate			10.00%
Equity Option [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Share options (in Shares) | shares	620,000